Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) per Share

20
.
NET INCOME (LOSS) PER SHARE
Basic and diluted net income (loss) per share for eac
h
 of the periods presented are calculated as follows:

	Year Ended December 31
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
	(in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to I-Mab	(402,833)	(1,451,950)	470,915	72,170

Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	—	(5,283)	—	—
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	—	(27,768)	—	—

Net income (loss) attributable to ordinary shareholders	(402,833)	(1,485,001)	470,915	72,170

Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	6,529,092	7,381,230	134,158,824	134,158,824
Dilutive effect of convertible preferred shares	—	—	4,373,047	4,373,047
Dilutive effect of ordinary shares to be issued to Everes t	—	—	266,458	266,458
Dilutive effect of convertible promissory notes	—	—	865,479	865,479
Dilutive effect of restricted shares units	—	—	778,130	778,130
Dilutive effect of stock options	—	—	16,789,714	16,789,714

Denominator for diluted income (loss) per share calculation	6,529,092	7,381,230	157,231,652	157,231,652
Net income (loss) per share - basic	(61.70)	(201.19)	3.51	0.54
Net income (loss) per share - diluted	(61.70)	(201.19)	3.00	0.46
The effects of all outstanding convertible preferred shares, restricted shares and certain stock options have been excluded from the computation of diluted loss per share for the years ended December 31, 2018 and 2019 as their effects would be anti-dilutive. For the years ended December 31, 2018 and 2019, the Company also has certain dilutive potential stock options. These stock options which cannot be exercised until the Company completed its listing are not included in the computation of diluted earnings per shares as such contingent event had not taken place.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31
	2018	2019
Convertible preferred shares	64,389,968	92,238,119
Restricted shares	1,134,058	—
Stock options	not applicable	11,388,776